Accrued expenses	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses

Note 7 - Accrued expenses

Accrued expenses consisted of the following at

	December 31,	December 31,
	2025	2024
Accrued payables	$1,593,439	$2,058,395
Employment taxes payable	639,231	1,070,456
Other accrued expenses	-	(336)
Total accrued expenses	$2,232,670	$3,128,515

Certain employees of the Company’s United Kingdom legal entities participate in defined contribution pension plans. The Company recorded $396,142 and $135,153 in the years ended December 31, 2025 and 2024, respectively, in the caption “Salaries and wages” on the consolidated statement of operations related to its contributions to this plan.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024